Derivative financial instruments (Tables)	6 Months Ended
Dec. 31, 2020
Derivative financial instruments.
Schedule of derivative financial instruments

	31 December 2020		30 June 2020		31 December 2019
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	—	(7,121)	—	(9,136)	—	(2,317)
Forward foreign exchange contracts	81	—	223	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	—	(443)	150	—	—	(101)
Forward foreign exchange contracts	1,145	—	2,410	—	—	(136)
Foreign currency options	1,086	—	—	—	—	—
	2,312	(7,564)	2,783	(9,136)	—	(2,554)
Less non-current portion:
Used for hedging:
Interest rate swaps	—	(7,121)	—	(9,136)	—	(2,317)
At fair value through profit or loss:
Embedded foreign exchange derivatives	—	(269)	54	—	—	—
Forward foreign exchange contracts	536	—	1,555	—	—	(6)
Non-current derivative financial instruments	536	(7,390)	1,609	(9,136)	—	(2,323)
Current derivative financial instruments	1,776	(174)	1,174	—	—	(231)